EMPLOYEE BENEFIT PLANS: (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2013
Pension plans
Employer contributions to profit sharing and retirement savings-investment plan		$ 1,117	$ 1,121	$ 1,107
Deferred compensation
Number of deferred compensation plans				3
Trading securities		71,682	63,215
Pension Plan [Member]
Pension plans
Credited service period		1 year
Pension Expense		4,391	4,437	4,327
Multi-employer defined benefit pension plan
Pension plans
Percentage of funded status					66.41%
Employer contributions to multi-employer defined benefit pension plans		2,588	2,231	2,131
Deferred compensation
Percentage of annual compounded surcharge for rehabilitation within ten years		5.00%
Percentage of interim surcharge	5.00%
Projection period beyond which plan is projected to emerge from critical status, under the Rehabilitant Plan		30 years
Rehabilitation period		10 years
Estimated liability upon withdrawal from plan		56,400		37,200
Surcharges included in the employer contributions to multi-employer defined benefit pension plans		$ 342	$ 242